INCOME TAXES (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Deferred tax liability (asset)	$ 0	$ 0
Deferred tax liability
Inventory	(4,724)	0
Property, plant & equipment	(31,606)	0
Non-capital loss carryforwards	(255)	0
Non-capital loss carryforwards [Member]
Deferred tax asset
Non-capital loss carryforwards	$ 36,585	$ 0